Revenue from Contracts with Customers - Other income (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 MXN ($) $ / item	Dec. 31, 2022 USD ($) $ / item	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)
Revenue from Contracts with Customers
Revenue from insurance recovery				$ 7,300
Insurance recovery recognized in the comprehensive statement of income			$ 158,906
Other income	$ 346,232		$ 158,881
Revenue per gallon | $ / item	0.02	0.02
Income recovery from the fuel distribution fee at the LMM Airport
Revenue from Contracts with Customers
Other income	$ 300,384
Income recovery due to regularization of car rental companies
Revenue from Contracts with Customers
Other income	45,848
Car rental operation outside the airport
Revenue from Contracts with Customers
Insurance recovery recognized in the comprehensive statement of income	$ 45,848	$ 2,225